Related Parties Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Amount due to related parties	$ 333,083		$ 444,802
Repayment to related parties	170,593	$ 107,809
Cash advance from related parties	$ 60,627	251,924
Junze Zhang [Member]
Related party description	Shareholder and director of the Company		Shareholder and director of the Company
Amount due to related parties	$ 333,083		$ 444,802
Repayment to related parties	170,593
Cash advance from related parties	60,627	105,674
Hengqing Investment Consultation(SZ) Partnership Business (LP) [Member]
Repayment to related parties		57,485
Cash advance from related parties		139,290
Henghui Investment Consultation(SZ) Partnership Business (LP) [Member]
Repayment to related parties		4,274
Mengling Zhang [Member]
Repayment to related parties	5,956	46,050
Cash advance from related parties	5,956	1,730
Qing Zuo [Member]
Cash advance from related parties		1,730
Zihua Wu [Member]
Cash advance from related parties		$ 3,500